RELATED PARTY BALANCES AND TRANSACTIONS - Key management personnel compensation (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Salaries and Consulting	$ 1,354,110	$ 1,157,129
Share-based compensation	5,886,185	5,964,278
Bonus	555,000	335,000
Key management personnel compensation	7,795,295	7,456,407
Amount payable, key management personnel compensation	276,016	31,034
Executive Chairman and Chief Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	360,000
Share-based compensation	1,844,584
Bonus	180,000
Key management personnel compensation	2,384,584
Former Chief Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	105,000
Key management personnel compensation	105,000
Chief Executive Officer [Member]
Disclosure of transactions between related parties [line items]
Salaries and Consulting		300,000
Share-based compensation		1,291,220
Bonus		100,000
Key management personnel compensation		1,691,220
Executive Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting		300,000
Share-based compensation		1,291,220
Bonus		100,000
Key management personnel compensation		1,691,220
President
Disclosure of transactions between related parties [line items]
Salaries and Consulting	252,000	210,000
Share-based compensation	1,291,209	1,291,220
Bonus	126,000	70,000
Key management personnel compensation	1,669,209	1,571,220
Chief Financial Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	108,000	72,000
Share-based compensation	507,261
Bonus	54,000
Key management personnel compensation	669,261	72,000
Chief Operating Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	234,000	195,000
Share-based compensation	461,146	544,192
Bonus	117,000	65,000
Key management personnel compensation	812,146	804,192
Chief Development Officer
Disclosure of transactions between related parties [line items]
Salaries and Consulting	182,000
Share-based compensation	391,207
Bonus	78,000
Key management personnel compensation	651,207
Non-executive directors
Disclosure of transactions between related parties [line items]
Salaries and Consulting	113,110	80,129
Share-based compensation	1,390,778	1,546,426
Key management personnel compensation	$ 1,503,888	$ 1,626,555